INVESTMENTS- LY.com (Details) - LY.com $ in Millions, ¥ in Billions	1 Months Ended	12 Months Ended
	Apr. 30, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Investment transaction disclosures
Purchase of shares, cost of share aggregate	¥ 1.4
Fair value of available-for-sale investment			$ 219	¥ 1.5
Unrealized gain recorded in other comprehensive income		¥ 0.1